Basis of presentation	12 Months Ended
Dec. 31, 2021
Basis of presentation [Abstract]
Basis of presentation
1. Basis of presentation:
Overview
On February 4, 2021 (“Closing Date”), AMCI Acquisition Corp. (“AMCI”), consummated the previously announced business combination (the “Business Combination”) pursuant to that certain merger agreement (the “Agreement and Plan of Merger”), dated October 12, 2020, by and among AMCI, AMCI Merger Sub Corp., a Delaware corporation and newly formed wholly-owned subsidiary of AMCI (“Merger Sub”), AMCI Sponsor LLC (the “Sponsor”), solely in the capacity as the representative from and after the effective time of the Business Combination for the stockholders of AMCI (the “Purchaser Representative”), Advent Technologies, Inc., a Delaware corporation (“Legacy Advent”), and Vassilios Gregoriou, solely in his capacity as the representative from and after the effective time for the Legacy Advent stockholders (the “Seller Representative”), as amended by Amendment No. 1 and Amendment No. 2 to the Agreement and Plan of Merger, dated as of October 19, 2020 and December 31, 2020, respectively, by and among AMCI, Merger Sub, Sponsor, Legacy Advent, and Seller Representative. In connection with the closing of the Business Combination (the “Closing”), AMCI acquired 100% of the stock of Legacy Advent (as it existed immediately prior to the Closing) and its subsidiaries.
On the Closing Date, and in connection with the closing of the Business Combination, AMCI changed its name to Advent Technologies Holdings, Inc. (the “Company” or “Advent”). Legacy Advent was deemed the accounting acquirer in the Business Combination based on an analysis of the criteria outlined in Accounting Standards Codification (“ASC”) 805. This determination was primarily based on Legacy Advent’s stockholders prior to the Business Combination having a majority of the voting interests in the combined company, Legacy Advent’s operations comprising the ongoing operations of the combined company, Legacy Advent’s board of directors comprising a majority of the board of directors of the combined company, and Legacy Advent’s senior management comprising the senior management of the combined company. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Legacy Advent issuing stock for the net assets of AMCI, accompanied by a recapitalization. The net assets of AMCI are stated at historical cost, with no goodwill or other intangible assets recorded.
While AMCI was the legal acquirer in the Business Combination, because Legacy Advent was deemed the accounting acquirer, the historical financial statements of Legacy Advent became the historical financial statements of the combined company, upon the consummation of the Business Combination. As a result, the consolidated financial statements included in this report reflect (i) the historical operating results of Legacy Advent prior to the Business Combination; (ii) the results of the Company (combined results of AMCI and Legacy Advent) following the closing of the Business Combination; (iii) the assets and liabilities of Legacy Advent at their historical cost; and (iv) Company’s equity structure for all periods presented.
In accordance with guidance applicable to these circumstances, the equity structure has been restated in all comparative periods up to the Closing Date, to reflect the number of shares of the Company’s common stock, $0.0001 par value per share (“Common Stock”) issued to Legacy Advent’s stockholders in connection with the recapitalization transaction. As such, the shares and corresponding capital amounts and earnings per share related to Legacy Advent Preferred Stock (“Preferred Series A” and “Preferred Series Seed”) and Legacy Advent common stock prior to the Business Combination have been retroactively restated as shares reflecting the exchange ratio established in the Business Combination Agreement. Activity within the statement of changes in stockholders’ equity / (deficit) for the issuances of Legacy Advent’s Preferred Stock, were also retroactively converted to Legacy Advent common stock (Note 3).
On February 18, 2021, the Company, entered into a Membership Interest Purchase Agreement with Bren-Tronics, Inc. (“Seller”) and UltraCell, LLC, a Delaware limited liability company and a direct wholly owned subsidiary of Seller (“UltraCell”) (the “UltraCell Purchase Agreement”). See Note 3 “Business Combination” accompanying the consolidated financial statements for additional information.
UltraCell LLC was renamed to Advent Technologies LLC following its acquisition by the Company.
On June 25, 2021, the Company entered into a Share Purchase Agreement (the “Purchase Agreement”), with F.E.R. fischer Edelstahlrohre GmbH, a limited liability company incorporated under the Laws of Germany (the “Seller”) to acquire (the “Acquisition”) all of the issued and outstanding equity interests in SerEnergy A/S, a Danish stock corporation and a wholly-owned subsidiary of the Seller (“SerEnergy”) and fischer eco solutions GmbH, a German limited liability company and a wholly-owned subsidiary of the Seller (“FES”) together with certain outstanding shareholder loan receivables. See Note 3 “Business Combination” accompanying the consolidated financial statements for additional information.
SerEnergy A/S and FES were renamed to Advent Technologies A/S and Advent Technologies GmbH, respectively, following their acquisition by the Company.
Advent Technologies Holdings Inc. and its subsidiaries (collectively referred to as “Advent”, the “Company,” we,” “us” and “our”) is an advanced materials and technology development company operating in the fuel cell and hydrogen technology space. Advent develops, manufactures and assembles the critical components that determine the performance of hydrogen fuel cells and other energy systems. To date, Advent’s principal operations have been to develop and manufacture Membrane Electrode Assembly (MEA) and to design fuel cell stacks and complete fuel cell systems for a range of customers in the stationary power, portable power, automotive, aviation, energy storage and sensor markets.
Advent has its headquarters in Boston, Massachusetts, a product development facility in Livermore, California, and production facilities in Greece, Denmark, Germany and Philippines.
The consolidated financial statements of the Company have been prepared to reflect the consolidation of the companies listed below:
Company Name	Country of Incorporation	Ownership Interest		Statements of Operations
		Direct	Indirect	2021	2020
Advent Technologies Inc.	USA	100%	—	01/01 – 12/31	01/01 – 12/31
Advent Technologies S.A.	Greece	100%	—	01/01 – 12/31	01/01 – 12/31
Advent Technologies LLC	USA	100%	—	02/19 – 12/31	—
Advent Technologies GmbH	Germany	100%	—	09/01 – 12/31	—
Advent Technologies A/S	Denmark	100%	—	09/01 – 12/31	—
Advent Green Energy Philippines, Inc	Philippines	—	100%	09/01 – 12/31	—
Going Concern
The consolidated financial statements have been prepared by management, assuming that the Company will continue as a going concern and accordingly, these financial statements do not include any adjustments that may result in the event the Company is unable to continue as a going concern.
The management of the Company assesses the Company’s ability to continue as a going concern at each period end. The assessment evaluates whether there are conditions that give rise to substantial doubt to continue as a going concern within one year from the consolidated financial statements issuance date, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. The management examines closely its operating results and its cash position and makes adjustments to its cash flow forecasts where necessary.
Beginning in March 2020, the coronavirus (“COVID-19”) pandemic and the measures imposed to contain this pandemic have affected business and economic activity around the world. Since the COVID-19 outbreak, the Company has been closely monitoring and adopting all necessary measures to protect its employees and partners and to minimize as much as possible the business disruption caused by the pandemic. During 2021, as a result of the mass vaccination schemes initiated around the world, the restrictive measures imposed by the governments began to be gradually lifted and the worldwide restrictions to mobility were relaxed, leading to increased economic activity and improved global macro-economic indicators.
Management is closely monitoring the developments around COVID-19 and is constantly assessing its implications on the Company’s productivity, results of operations and financial position. At this stage, the Company maintains a strong financial position with its cash and cash equivalents amounting to $79.8 million. Additionally, as of December 31, 2021, the Company reported a positive working capital of $78.5 million.
As of the date of this Annual Report on Form 10-K, the Company’s existing cash resources are sufficient to support planned operations for the next 12 months. As a result, management believes that the Company’s existing financial resources are sufficient to continue operating activities for at least one year past the issuance date of the consolidated financial statements.